Equipment Installment Plans - EIP Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, gross	$ 1,007	$ 1,008
Allowance for credit losses	(78)	(84)
Equipment installment plan receivables, net	929	924
Accounts receivable — Customers and agents (Current portion)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	590	587
Other assets and deferred charges (Non-current portion)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	$ 339	$ 337